Tangible assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, plant and equipment [abstract]
Acquisitions, property, plant and equipment	€ 2,844	€ 3,197
Disposals, property, plant and equipment	2,923	2,927
(Losses) gains on disposals of property, plant and equipment	12	€ 1
Right-of-use assets	€ 1,607		€ 1,556